Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

Note 9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
		(As Restated)
Accrued professional services	$2,608	$1,596
Accrued royalties	1,435	1,689
Accrued tax liabilities	1,023	822
Other accrued expenses	1,525	1,948
Total accrued expenses and other current liabilities	$6,591	$6,055

Note 10. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2023	2022
	(As Restated)	(As Restated)
Accrued professional services	$1,596	$1,409
Accrued royalties	1,689	815
Accrued tax liabilities	822	186
Other accrued expenses	1,948	2,737
Total accrued expenses and other current liabilities	$6,055	$5,147